UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2015

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Triumph Group, Inc.	114,500	$7,420,745
Air Freight & Logistics — 0.4%
UTI Worldwide, Inc.	273,800	2,680,502
Airlines — 1.2%
Delta Air Lines, Inc.	218,000	8,028,940
Auto Components — 1.1%
Lear Corp.	50,641	4,206,242
Tenneco, Inc. (a)	62,359	3,733,433

		7,939,675
Automobiles — 0.4%
Thor Industries, Inc.	47,704	2,903,742
Biotechnology — 1.8%
Myriad Genetics, Inc. (a)(b)	295,693	12,481,202
Capital Markets — 1.9%
Apollo Investment Corp.	388,700	3,105,713
Federated Investors, Inc., Class B	150,700	4,300,978
Greenhill & Co., Inc.	75,500	3,786,325
Janus Capital Group, Inc.	136,500	1,655,745

		12,848,761
Chemicals — 2.2%
Albemarle Corp.	90,600	6,073,824
Axiall Corp.	88,407	4,119,766
Huntsman Corp.	80,800	2,024,040
Rockwood Holdings, Inc.	45,127	3,206,274

		15,423,904
Commercial Banks — 4.7%
Associated Banc-Corp	82,600	1,449,630
Bank of Hawaii Corp.	57,900	3,194,343
First Niagara Financial Group, Inc.	360,400	3,214,768
Fulton Financial Corp.	416,300	5,074,697
Hancock Holding Co.	101,000	3,406,730
Huntington Bancshares, Inc.	98,400	901,344
Popular, Inc. (a)(b)	71,300	2,203,170
TCF Financial Corp.	118,400	1,858,880
Valley National Bancorp	527,900	5,289,558
Webster Financial Corp.	130,000	3,918,200
Zions Bancorporation	61,700	1,784,364

		32,295,684
Commercial Services & Supplies — 2.5%
The ADT Corp.	233,908	7,073,378
Pitney Bowes, Inc.	369,664	9,906,995

		16,980,373
Communications Equipment — 0.8%
Knowles Corp. (a)	197,088	5,504,668
Common Stocks	Shares	Value
Computers & Peripherals — 1.6%
NCR Corp. (a)	254,425	$7,762,507
NetApp, Inc.	101,000	3,596,610

		11,359,117
Construction & Engineering — 1.0%
KBR, Inc.	51,500	1,306,555
Quanta Services, Inc. (a)	165,300	5,831,784

		7,138,339
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	20,600	2,561,198
Consumer Finance — 1.0%
Discover Financial Services	53,900	3,013,010
Springleaf Holdings, Inc. (a)	160,700	3,692,886

		6,705,896
Containers & Packaging — 2.1%
MeadWestvaco Corp.	75,800	2,961,506
Owens-Illinois, Inc. (a)	162,500	5,164,250
Rock-Tenn Co., Class A	67,500	6,453,675

		14,579,431
Diversified Consumer Services — 1.1%
Apollo Education Group, Inc., Class A (a)	267,158	7,710,180
Electric Utilities — 4.7%
Hawaiian Electric Industries, Inc.	298,900	7,170,611
OGE Energy Corp.	165,600	6,181,848
PNM Resources, Inc.	274,900	7,609,232
Westar Energy, Inc.	316,400	11,352,432

		32,314,123
Electrical Equipment — 0.7%
AMETEK, Inc.	97,450	5,137,564
Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc. (a)	90,200	5,118,850
Ingram Micro, Inc., Class A (a)	181,281	4,887,336

		10,006,186
Energy Equipment & Services — 4.3%
Helix Energy Solutions Group, Inc. (a)	339,800	8,168,792
McDermott International, Inc. (a)(b)	519,547	3,756,325
Patterson-UTI Energy, Inc.	188,400	6,128,652
Superior Energy Services, Inc.	344,500	11,340,940

		29,394,709
Food & Staples Retailing — 0.9%
Supervalu, Inc. (a)	847,900	5,926,821
Food Products — 2.9%
Flowers Foods, Inc.	251,816	5,167,264

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Ingredion, Inc.	41,157	$2,899,511
The J.M. Smucker Co.	23,330	2,255,544
Pinnacle Foods, Inc.	152,966	4,650,166
Tyson Foods, Inc., Class A	121,581	5,102,755

		20,075,240
Gas Utilities — 1.1%
UGI Corp.	164,300	7,671,167
Health Care Equipment & Supplies — 2.8%
CareFusion Corp. (a)	245,307	9,581,691
Teleflex, Inc.	93,295	9,524,487

		19,106,178
Health Care Providers & Services — 1.0%
Owens & Minor, Inc.	213,115	7,147,877
Hotels, Restaurants & Leisure — 0.7%
Wyndham Worldwide Corp.	70,079	4,999,436
Household Durables — 1.8%
Jarden Corp. (a)	65,382	3,736,581
Lennar Corp., Class A	84,269	3,251,941
Mohawk Industries, Inc. (a)	41,806	5,535,532

		12,524,054
Household Products — 1.0%
Energizer Holdings, Inc.	61,402	6,857,989
Insurance — 3.1%
Fidelity National Financial, Inc., Class A	344,500	11,086,010
The Hanover Insurance Group, Inc.	33,300	1,946,385
Kemper Corp.	62,193	2,451,026
Voya Financial, Inc.	173,854	6,152,693

		21,636,114
Internet Software & Services — 1.1%
AOL, Inc. (a)	171,500	7,341,915
IT Services — 1.2%
Amdocs Ltd.	70,400	3,275,712
Euronet Worldwide, Inc. (a)(b)	112,066	5,153,915

		8,429,627
Machinery — 5.8%
Crane Co.	67,076	4,878,438
Dover Corp.	66,900	5,780,160
Harsco Corp.	201,900	4,831,467
Parker Hannifin Corp.	56,100	7,117,968
SPX Corp.	72,035	7,336,044
The Timken Co.	153,200	9,663,856

		39,607,933
Common Stocks	Shares	Value
Media — 2.0%
AMC Entertainment Holdings, Inc., Class A (a)	143,284	$3,315,592
Tribune Co., Class A (a)	133,137	10,351,402

		13,666,994
Metals & Mining — 1.7%
Carpenter Technology Corp.	51,600	3,240,480
Cliffs Natural Resources, Inc. (b)	41,500	735,380
Steel Dynamics, Inc.	409,800	7,487,046

		11,462,906
Multi-Utilities — 3.6%
Alliant Energy Corp.	182,700	10,684,296
MDU Resources Group, Inc.	158,700	5,621,154
TECO Energy, Inc.	470,000	8,441,200

		24,746,650
Oil, Gas & Consumable Fuels — 4.4%
Africa Oil Corp. (a)(b)	509,927	3,847,540
Bill Barrett Corp. (a)(b)	217,600	5,152,768
Murphy USA, Inc. (a)	123,311	5,240,717
Oasis Petroleum, Inc. (a)(b)	159,456	7,416,299
SM Energy Co.	69,600	5,159,448
Whiting Petroleum Corp. (a)	45,900	3,383,748

		30,200,520
Paper & Forest Products — 0.9%
Domtar Corp.	64,800	6,049,728
Pharmaceuticals — 2.8%
Hospira, Inc. (a)(b)	258,262	11,828,399
Mallinckrodt PLC (a)	104,068	7,412,764

		19,241,163
Professional Services — 0.4%
Manpowergroup, Inc.	34,800	2,830,632
Real Estate Investment Trusts (REITs) — 7.7%
American Campus Communities, Inc.	295,810	11,299,942
BioMed Realty Trust, Inc.	380,060	7,943,254
CommonWealth REIT	311,500	7,915,215
Corporate Office Properties Trust	392,446	10,497,930
LTC Properties, Inc.	141,166	5,453,243
Tanger Factory Outlet Centers (b)	272,302	9,715,735

		52,825,319
Real Estate Management & Development — 1.9%
Alexander & Baldwin, Inc.	206,595	7,708,059
Forest City Enterprises, Inc., Class A (a)	271,171	5,127,844

		12,835,903

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail — 0.8%
Con-way, Inc.	131,200	$5,573,376
Semiconductors & Semiconductor Equipment — 2.9%
First Solar, Inc. (a)	56,500	3,813,185
Microchip Technology, Inc.	64,700	3,075,838
RF Micro Devices, Inc. (a)	681,133	5,748,763
Skyworks Solutions, Inc. (a)	184,600	7,577,830

		20,215,616
Software — 2.6%
Check Point Software Technologies Ltd. (a)(b)	77,700	4,977,462
PTC, Inc. (a)(b)	138,875	4,912,009
Synopsys, Inc. (a)	33,600	1,264,032
TIBCO Software, Inc. (a)	337,700	6,629,051

		17,782,554
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A	252,755	9,291,274
Dick’s Sporting Goods, Inc.	57,556	3,030,899
Foot Locker, Inc.	136,332	6,343,528
Office Depot, Inc. (a)(b)	1,281,491	5,241,298
Staples, Inc.	54,511	681,387

		24,588,386
Textiles, Apparel & Luxury Goods — 2.1%
Deckers Outdoor Corp. (a)	60,042	4,740,316
Hanesbrands, Inc.	50,343	4,132,657
PVH Corp.	43,153	5,418,722

		14,291,695
Thrifts & Mortgage Finance — 1.1%
New York Community Bancorp, Inc.	506,500	7,805,165
Total Long-Term Investments (Cost — $524,978,840) — 98.3%		676,855,897
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (c)(d)	7,554,007	$7,554,007

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (c)(d)(e)	$51,364	51,364,184
Total Short-Term Securities (Cost — $58,918,191) — 8.6%		58,918,191
Total Investments (Cost — $583,897,031*) — 106.9%		735,774,088
Liabilities in Excess of Other Assets — (6.9)%		(47,544,142)

Net Assets — 100.0%		$688,229,946

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$586,091,870

Gross unrealized appreciation	$163,155,179
Gross unrealized depreciation	(13,472,961)

Net unrealized appreciation	$149,682,218

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Benefial Interest Held at January 31, 2014	Net Activity	Shares/ Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	—	7,554,007	7,554,007	$455
BlackRock Liquidity Series, LLC, Money Market Series	$53,146,852	$(1,782,668)	$51,364,184	$243,797

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$676,855,897	—	—	$676,855,897
Short-Term Securities	7,554,007	$51,364,184	—	58,918,191

Total	$684,409,904	$51,364,184	—	$735,774,088

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

[1] See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$794	—	—	$794
Liabilities:
Collateral on securities loaned at value	—	$(51,364,184)	—	(51,364,184)

Total	$794	$(51,364,184)	—	$(51,363,390)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 23, 2014